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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING VP Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:    March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Intermediate Bond Portfolio

The schedules are not audited.

			PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio			as of March 31, 2006 (Unaudited)
Principal
Amount			Value

CORPORATE BONDS/NOTES: 27.5%
		Airlines: 0.1%
$1,245,908	C	Continental Airlines, Inc., 8.312%, due 04/02/11	$1,197,940
976,965	L	United Airlines, Inc., 6.602%, due 09/01/13	967,694
			2,165,634

		Banks: 6.5%
5,665,000		American Express Centurion Bank, 4.866%, due 07/19/07	5,674,002
5,770,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	4,997,051
2,600,000	@@, #, C	Banco do Brasil Cayman, 7.950%, due 12/31/49	2,587,000
2,534,276	@@, #, S	Banco Itau SA/Cayman Islands, 5.356%, due 09/20/08	2,522,365
3,272,000	@@, #, S	Banco Santander Chile SA, 5.220%, due 12/09/09	3,276,738
3,694,000	@@, S	Banco Santander Chile SA, 7.375%, due 07/18/12	4,002,028
2,100,000	@@, C	Bank of Ireland, 5.180%, due 12/29/49	1,840,585
2,330,000	@@, C	Bank of Nova Scotia, 5.125%, due 08/21/85	1,963,323
1,070,000	@@	Bank of Scotland, 4.813%, due 11/30/49	925,550
342,000	C, S	BankAmerica Capital II, 8.000%, due 12/15/26	360,521
1,380,000	@@, C	Barclays Bank PLC, 4.938%, due 12/31/49	1,224,364
2,139,000	@@, C, S, L	Barclays Bank PLC, 6.278%, due 12/15/49	2,052,948
3,930,000	@@, C	BNP Paribas, 5.185%, due 09/29/49	3,389,928
1,662,000	C	Chase Capital I, 7.670%, due 12/01/26	1,743,631
3,403,000	@@, #, C, L	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	3,235,338
1,945,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	1,956,083
2,930,000	@@, C, L	Den Norske Bank ASA, 5.125%, due 08/29/49	2,468,525
460,000	@@, C	DEN Norske Creditbank, 5.063%, due 11/29/49	410,930
3,227,000	#, C, S	Dresdner Funding Trust I, 8.151%, due 06/30/31	3,775,467
1,667,000	#, C	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	1,750,640
2,388,000	@@, S	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	2,328,052
2,000	C, S	Fleet Capital Trust II, 7.920%, due 12/11/26	2,107
7,519,000	@@, #, C, S	HBOS PLC, 5.375%, due 11/29/49	7,272,828
5,950,000	@@, C	HSBC Bank PLC, 4.788%, due 06/29/49	4,998,000
4,720,000	@@, C, L	HSBC Bank PLC, 5.000%, due 06/29/49	4,082,800
430,000	@@, C	Lloyds TSB Bank PLC, 5.000%, due 11/29/49	379,150
4,610,000	@@, C	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	3,973,742
2,886,000	C	Mellon Capital I, 7.720%, due 12/01/26	3,033,212
2,185,000	@@, C, L	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	2,328,284
2,140,000	@@, C	National Australia Bank Ltd., 4.525%, due 10/29/49	1,847,948
640,000	@@, C	National Westminster Bank PLC, 5.000%, due 11/29/49	542,559
1,793,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	1,697,951
24,000	@@, #, C, L	Resona Bank Ltd., 5.850%, due 09/29/49	23,331
8,990,000	@@, C	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	7,748,103
2,140,000	@@, C	Societe Generale, 4.656%, due 11/29/49	1,853,152
10,160,000	@@, C, L	Standard Chartered PLC, 4.875%, due 11/29/49	8,407,400
1,020,000	@@, C	Standard Chartered PLC, 4.900%, due 01/29/49	841,500
6,320,000	@@, C	Standard Chartered PLC, 5.188%, due 07/29/49	5,245,600
3,528,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	3,663,479
8,113,000	C, L	Wachovia Capital Trust III, 5.800%, due 12/31/49	7,979,288
2,470,000	@@, C	Westpac Banking Corp., 5.275%, due 09/30/49	2,102,644
1,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	949
			120,509,096

			PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value
		Beverages: 0.4%
$3,643,000	@@, S, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	$4,207,665
2,120,000	@@, S	Diageo Capital PLC, 4.691%, due 04/20/07	2,122,256
			6,329,921

		Chemicals: 0.8%
765,000	@@, #, S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	771,262
765,000		Dow Chemical, 8.625%, due 04/01/06	2,656,218
1,410,000		Stauffer Chemical, 5.720%, due 04/15/10	1,125,956
2,420,000		Stauffer Chemical, 6.100%, due 04/15/18	1,186,163
2,970,000		Stauffer Chemical, 8.160%, due 04/15/17	1,551,944
7,256,000		Union Carbide Corp., 7.750%, due 10/01/96	7,511,832
			14,803,375

		Commercial Services: 0.4%
7,087,000	C	Tulane University of Louisiana, 5.549%, due 11/15/12	7,122,435
			7,122,435

		Diversified Financial Services: 9.2%
1,005,000	@@, #, S	Alpine III, 5.290%, due 08/16/14	1,007,491
1,005,000	@@, #, S	Alpine III, 5.700%, due 08/16/14	1,007,859
1,505,000	@@, #, S	Alpine III, 7.500%, due 08/16/14	1,512,906
2,572,000	@@, #, S	Alpine III, 10.750%, due 08/16/14	2,643,252
918,000	#, C, S	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	885,007
675,000	#, C, S	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	651,962
9,246,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	9,714,079
4,453,533	@@, #, S	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	4,453,533
5,031,000	@@, #, C	BTM Curacao Holdings NV, 4.760%, due 07/21/15	4,859,911
3,288,000	C, S	Citigroup Capital II, 7.750%, due 12/01/36	3,438,617
4,538,000	#, C, S	Corestates Capital Trust I, 8.000%, due 12/15/26	4,772,805
5,720,000		Countrywide Financial Corp., 5.100%, due 12/19/07	5,724,994
5,830,000	S	Countrywide Financial Corp., 5.188%, due 04/11/07	5,836,780
7,325,000	#, S	Farmer Mac Guaranteed Notes Trust 2006-1, 4.875%, due 01/14/11	7,188,169
2,450,000	@@, C	Financiere CSFB NV, 5.125%, due 03/29/49	2,033,500
3,259,000	C	Fund American Cos, Inc., 5.875%, due 05/15/13	3,206,618
14,722,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	13,598,255
5,017,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	4,676,827
3,367,000	#, C, S	HVB Funding Trust III, 9.000%, due 10/22/31	4,334,430
4,516,000	#, C	ILFC E-Capital Trust II, 6.250%, due 12/21/65	4,335,703
1,386,000		International Lease Finance Corp., 5.000%, due 04/15/10	1,360,701
2,581,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	2,705,985
2,861,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	3,021,731
6,867,000	#, C, S	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	6,654,192
3,644,000	@@, #, S	Mantis Reef Ltd., 4.799%, due 11/03/09	3,522,822
3,315,000		Morgan Stanley, 6.100%, due 04/15/06	3,316,220
2,556,000	@@, C	Paribas, 5.063%, due 12/31/49	2,232,280
1,731,167	@@, C, S	Petroleum Export Ltd., 4.623%, due 06/15/10	1,700,253
2,388,795	@@, #, C, S	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	2,336,657
5,907,082	@@, #, C, S	PF Export Receivables Master Trust, 6.436%, due 06/01/15	5,792,632
10,337,000	#	Piper Jaffray Equipment Trust Securities, 7.000%, due 09/10/13	10,156,103
4,881,000	C	Residential Capital Corp., 6.375%, due 06/30/10	4,921,732
3,625,000	C	Residential Capital Corp., 6.875%, due 06/30/15	3,785,573
3,908,000	C	Southern Star Central Corp., 8.500%, due 08/01/10	4,215,755
3,100,000,000	@@	Takefuji Corp., 1.000%, due 03/01/34	13,793,542
16,841,783	#, S	Toll Road Investment, 18.770%, due 02/15/45	2,003,987
2,295,000	#, C, S	Twin Reefs Pass-Through Trust, 5.849%, due 12/10/49	2,297,272
3,505,000	@@, C, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	3,762,807
2,105,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	2,233,401
5,157,000	@@, #, C	ZFS Finance USA Trust I, 6.450%, due 12/15/65	4,971,297
			170,667,640

			PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

		Electric: 3.0%
$4,374,668	C, S	CE Generation LLC, 7.416%, due 12/15/18	$4,562,962
1,680,000	C	DTE Energy Co., 6.450%, due 06/01/06	1,682,885
7,761,000	@@, S, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	8,869,015
3,597,000	C, S	Entergy Gulf States, Inc., 5.120%, due 08/01/10	3,455,444
3,111,000	C, L	FirstEnergy Corp., 6.450%, due 11/15/11	3,222,831
5,193,000	C, S	FirstEnergy Corp., 7.375%, due 11/15/31	5,785,765
1,775,542	#, C	Juniper Generation, 6.790%, due 12/31/14	1,709,228
2,534,000	@@, +, S	Korea Electric Power Corp., 0.680%, due 04/01/96	1,377,863
2,580,000	#, C, L	Mirant North America LLC, 7.375%, due 12/31/13	2,644,500
2,612,000	#,C	Nevada Power Co., 5.950%, due 03/15/16	2,584,224
2,687,000	C	NorthWestern Corp., 5.875%, due 11/01/14	2,660,039
2,284,000	C, S	Potomac Edison Co., 5.000%, due 11/01/06	2,284,219
1,685,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	1,695,032
672,615	S	PPL Montana LLC, 8.903%, due 07/02/20	752,437
5,177,000	#, C	Sierra Pacific Power Co., 6.000%, due 05/15/16	5,132,414
878,000	C, S	Sierra Pacific Power Co., 6.250%, due 04/15/12	889,236
4,921,000	C	Southern Co. CAP Trust I, 8.190%, due 02/01/37	5,203,377
			54,511,471

		Food: 0.1%
996,000	C	Delhaize America, Inc., 8.050%, due 04/15/27	1,031,491
1,303,000	C, L	Delhaize America, Inc., 8.125%, due 04/15/11	1,413,154
			2,444,645

		Foreign Government Bonds: 0.6%
11,900,000	@@	KAUP BANK, 6.600%, due 12/28/15	11,360,514
			11,360,514

		Forest Products & Paper: 0.1%
2,020,000	C	Georgia-Pacific Corp., 7.250%, due 06/01/28	1,919,000
			1,919,000

		Healthcare - Services: 0.2%
2,810,000	C	WellPoint, Inc., 5.250%, due 01/15/16	2,714,901
			2,714,901

		Household Products/Wares: 0.0%
50,000	C, L	Spectrum Brands, Inc., 7.375%, due 02/01/15	43,750
			43,750

		Insurance: 1.0%
6,894,000	@@, C	Aegon NV, 5.585%, due 12/31/49	6,092,572
4,316,000	L	AON Capital Trust, 8.205%, due 01/01/27	4,954,125
1,741,000	#, C	North Front Pass - Thru, 5.810%, due 12/15/24	1,694,910
6,033,000	#, C, S	Zurich Capital Trust I, 8.376%, due 06/01/37	6,455,618
			19,197,225

		Media: 0.5%
2,200,000	C, S, L	Comcast Corp., 5.650%, due 06/15/35	1,923,768
5,718,000	#, C, S, L	News America, Inc., 6.400%, due 12/15/35	5,484,826
2,460,000	C	Time Warner, Inc., 6.125%, due 04/15/06	2,460,970
			9,869,564

		Oil & Gas: 1.2%
2,350,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	2,195,772
1,585,000	@@, #, S	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	1,663,394
2,568,000	@@, C	Husky Oil Co., 8.900%, due 08/15/28	2,727,288
4,600,000	@@, #, S	Pemex Project Funding Master Trust, 6.210%, due 06/15/10	4,733,400

			PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

$2,405,000	@@, C, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	$2,326,236
1,724,000	@@, #, C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	1,667,539
4,080,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	3,860,463
2,819,000	@@, #, S	Tengizchevroil, 6.124%, due 11/15/14	2,819,000
			21,993,092

		Pharmaceuticals: 0.3%
3,671,000	C, S	AmerisourceBergen Corp., 5.625%, due 09/15/12	3,628,787
987,000	#, C, S	AmerisourceBergen Corp., 5.875%, due 09/15/15	975,709
			4,604,496

		Pipelines: 0.6%
7,975,000	#, C	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	7,727,775
3,385,000	C	Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	3,334,465
			11,062,240

		Real Estate: 0.2%
3,246,000	C, S	EOP Operating LP, 7.750%, due 11/15/07	3,356,728
			3,356,728

		Real Estate Investment Trust: 0.6%
612,000	C, S	Liberty Property LP, 6.375%, due 08/15/12	630,676
3,109,000	C, S	Liberty Property LP, 7.750%, due 04/15/09	3,290,650
2,740,000	C, S	Simon Property Group LP, 4.875%, due 03/18/10	2,674,136
4,292,000	C, S	Simon Property Group LP, 6.375%, due 11/15/07	4,355,792
			10,951,254

		Retail: 0.3%
2,562,000	C	JC Penney Corp., Inc., 7.625%, due 03/01/97	2,599,269
3,664,000	C, S	May Department Stores Co., 3.950%, due 07/15/07	3,588,540
			6,187,809

		Savings & Loans: 0.1%
2,343,000	C	Great Western Financial, 8.206%, due 02/01/27	2,479,412
			2,479,412

		Telecommunications: 0.8%
2,243,000	C, S	AT&T Corp., 9.750%, due 11/15/31	2,686,318
2,913,000	C, S	BellSouth Corp., 4.200%, due 09/15/09	2,797,226
4,580,000	C	SBC Communications, Inc., 5.750%, due 05/02/06	4,582,239
5,984,000	C	Verizon Global Funding Corp., 5.850%, due 09/15/35	5,385,007
			15,450,791

		Transportation: 0.5%
5,964,000	C	BNSF Funding Trust I, 6.613%, due 12/15/55	5,867,001
2,397,000	@@, #, S	MISC Capital Ltd., 5.000%, due 07/01/09	2,365,444
			8,232,445

		Total Corporate Bonds/Notes
		(Cost $516,620,027)	507,977,438

U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.7%

		Federal Home Loan Bank: 1.5%
18,475,000		4.750%, due 08/17/07	18,391,364
8,980,000		4.850%, due 02/06/08	8,947,160
			27,338,524

			PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

		Federal Home Loan Mortgage Corporation: 9.3%
$8,386,000	L	3.875%, due 06/15/08	$8,184,040
8,370,000		4.000%, due 08/17/07	8,249,899
17,411,000	L	4.375%, due 11/16/07	17,222,004
7,571,000	C, S	4.500%, due 02/15/20	6,971,780
2,984,607	C, S	4.500%, due 12/15/16	2,920,346
18,295,000	L	4.875%, due 02/17/09	18,208,538
9,524,256	C, S	5.000%, due 08/15/16	9,315,742
1,615,000	C	5.000%, due 05/15/20	1,545,442
8,493,036	C, S	5.000%, due 08/15/21	8,385,129
7,682,000	C, S	5.000%, due 04/15/23	7,285,498
1,547,346		5.040%, due 04/01/35	1,517,214
9,143,000	C	5.150%, due 01/24/11	9,081,303
5,133,786	S	5.221%, due 06/01/35	5,026,051
6,917,660	C	5.399%, due 04/15/32	7,014,751
4,330,416	C, S	5.500%, due 11/15/18	4,330,170
19,493,041	C, S	5.500%, due 08/15/20	18,545,763
10,131,000	W	5.500%, due 04/01/33	9,893,550
6,385,000		5.875%, due 03/21/11	6,539,300
5,136,000	C, S	6.000%, due 01/15/29	5,157,346
6,415,075	C, S	6.000%, due 01/15/29	6,444,734
8,280,077	C, S	6.000%, due 01/15/29	8,351,252
1,042,000	W	6.000%, due 04/01/34	1,042,651
669,215	S	7.500%, due 11/01/28	701,001
			171,933,504

		Federal National Mortgage Association: 19.5%
18,441,000	L	3.875%, due 07/15/08	17,984,530
5,014,000	S	4.250%, due 09/15/07	4,955,893
9,052,000	W	4.500%, due 04/01/18	8,655,975
497,000	W	4.500%, due 04/15/35	458,483
3,661,073		4.640%, due 08/01/35	3,561,491
9,056,000		4.750%, due 08/10/07	9,015,203
5,933,819	C	4.750%, due 12/25/42	5,890,280
4,957,471	S	4.811%, due 08/01/35	4,838,077
2,035,229	C	4.958%, due 04/25/35	2,037,579
10,492,000	W	5.000%, due 04/15/21	10,229,700
7,564,877	S	5.000%, due 02/25/29	7,423,537
139,974,000	W	5.000%, due 04/15/36	133,281,563
1,659,759		5.005%, due 04/01/35	1,653,739
1,722,220		5.086%, due 07/01/35	1,693,698
7,436,186	S	5.148%, due 09/01/35	7,330,632
18,159,000		5.250%, due 08/01/12	17,998,838
1,528,382		5.293%, due 08/01/35	1,500,340
28,180	S	5.500%, due 11/01/16	28,057
135,864	S	5.500%, due 12/01/16	135,273
20,091	S	5.500%, due 04/01/17	19,996
49,465	S	5.500%, due 02/01/18	49,231
13,946	S	5.500%, due 06/01/18	13,876
86,582	S	5.500%, due 10/01/18	86,172
4,689,384	S	5.500%, due 11/01/32	4,589,964
12,385,839	S	5.500%, due 11/01/33	12,118,076
15,665,068	S	5.500%, due 11/01/33	15,332,951
23,476,000	W	5.500%, due 04/15/36	22,918,445
182,663	S	6.000%, due 06/01/16	185,276
18,204	S	6.000%, due 08/01/16	18,465
6,490	S	6.000%, due 08/01/16	6,583
108,886	S	6.000%, due 10/01/16	110,443
234,606	S	6.000%, due 10/01/16	237,962
167,145	S	6.000%, due 01/01/17	169,536
264,215	S	6.000%, due 01/01/17	267,972
148,723	S	6.000%, due 02/01/17	150,838

			PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

$10,420	S	6.000%, due 02/01/17	$10,568
3,591	S	6.000%, due 02/01/17	3,642
164,630	S	6.000%, due 04/01/17	166,971
258,488	S	6.000%, due 04/01/17	262,164
191,069	S	6.000%, due 04/01/17	193,786
207,451	S	6.000%, due 04/01/17	210,401
162,817	S	6.000%, due 05/01/17	165,132
140,909	S	6.000%, due 05/01/17	142,913
134,644	S	6.000%, due 05/01/17	136,559
120,513	S	6.000%, due 05/01/17	122,227
55,418	S	6.000%, due 06/01/17	56,206
213,807	S	6.000%, due 06/01/17	216,848
242,527	S	6.000%, due 07/01/17	245,976
236,903	S	6.000%, due 07/01/17	240,272
134,377	S	6.000%, due 08/01/17	136,300
146,446	S	6.000%, due 08/01/17	148,529
257,122	S	6.000%, due 08/01/17	260,779
160,832	S	6.000%, due 08/01/17	163,120
517,403	S	6.000%, due 09/01/17	524,761
1,731,223		6.000%, due 09/01/17	1,755,843
10,453	S	6.000%, due 10/01/17	10,601
563,112	S	6.000%, due 11/01/17	571,167
10,610	S	6.000%, due 02/01/18	10,761
523,727	S	6.000%, due 04/01/18	531,003
818,000	W	6.000%, due 04/01/18	828,992
144,707	S	6.000%, due 09/01/18	146,759
166,027	S	6.000%, due 11/01/18	168,381
221,094	S	6.000%, due 12/01/18	224,257
3,219,872	S	6.000%, due 07/25/29	3,242,819
7,573,924	S	6.000%, due 07/25/29	7,626,164
5,818,761	S	6.000%, due 04/25/31	5,892,044
18,659,000	W	6.000%, due 04/01/34	18,659,000
3,158,033		6.500%, due 08/01/29	3,238,608
3,266,000	W	6.500%, due 04/01/31	3,332,339
291,301	S	6.500%, due 01/01/32	298,124
218,322	S	6.500%, due 09/01/32	223,283
154,420	S	6.500%, due 10/01/32	157,929
316,587	S	6.500%, due 10/01/32	323,780
7,511,000		6.625%, due 11/15/10	7,965,648
23,161	S	7.000%, due 08/01/25	23,911
13,346	S	7.000%, due 10/01/25	13,778
4,419	S	7.000%, due 11/01/25	4,562
39,793	S	7.000%, due 12/01/25	41,082
15,578	S	7.000%, due 12/01/25	16,083
30,496	S	7.000%, due 12/01/25	31,484
72,826	S	7.000%, due 02/01/26	75,184
27,889	S	7.000%, due 02/01/26	28,793
27,235	S	7.000%, due 03/01/26	28,117
32,270	S	7.000%, due 03/01/26	33,316
56,225	S	7.000%, due 03/01/26	58,046
20,935	S	7.000%, due 03/01/26	21,613
89,903	S	7.000%, due 03/01/26	92,815
273,983	S	7.000%, due 01/01/30	282,661
3,120,726		7.000%, due 06/01/31	3,220,749
155,479	S	7.000%, due 08/01/35	160,173
134,519	S	7.500%, due 10/01/30	140,647
69,371	S	7.500%, due 11/01/30	72,532
38,274	S	7.500%, due 11/01/30	40,018
2,208,551	C	7.500%, due 01/25/48	2,274,486
296,729	S	10.000%, due 02/25/19	324,451
			360,547,831

			PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

		Government National Mortgage Association: 0.4%
$189,793	S	4.375%, due 04/20/28	$190,305
128,804	S	5.125%, due 12/20/29	128,688
3,485,395		6.500%, due 10/15/31	3,615,702
102,391	S	7.000%, due 04/15/26	106,888
116,021	S	7.000%, due 04/15/26	121,116
120,989	S	7.000%, due 04/15/26	126,303
226,745	S	7.000%, due 04/15/26	236,703
254,956	S	7.000%, due 05/15/32	265,954
35,931	S	7.500%, due 04/15/22	37,806
6,526	S	7.500%, due 05/15/22	6,866
3,819	S	7.500%, due 06/15/22	4,018
3,117	S	7.500%, due 06/15/22	3,280
6,308	S	7.500%, due 08/15/22	6,638
5,386	S	7.500%, due 06/15/24	5,666
5,032	S	7.500%, due 06/15/24	5,293
16,128	S	7.500%, due 01/15/26	16,965
2,187	S	7.500%, due 07/15/26	2,301
41,752	S	7.500%, due 03/15/29	43,836
61,888	S	7.500%, due 04/15/29	64,976
161,358	S	7.500%, due 08/15/29	169,410
10,052	S	7.500%, due 09/15/29	10,554
34,927	S	7.500%, due 10/15/29	36,669
53,742	S	7.500%, due 12/15/29	56,431
47,117	S	7.500%, due 01/15/30	49,449
88,549	S	7.500%, due 02/15/30	92,932
714		7.500%, due 02/15/30	750
44,484	S	7.500%, due 05/15/30	46,686
10,756	S	7.500%, due 06/15/30	11,289
18,647	S	7.500%, due 06/15/30	19,570
1,823	S	7.500%, due 07/15/30	1,913
882		7.500%, due 07/15/30	926
37,119	S	7.500%, due 07/15/30	38,957
878		7.500%, due 08/15/30	921
43,252	S	7.500%, due 08/15/30	45,393
424		7.500%, due 08/15/30	445
43,425	S	7.500%, due 10/15/30	45,574
799		7.500%, due 11/15/30	839
1,039		7.500%, due 11/15/30	1,091
909		7.500%, due 11/15/30	953
1,815	S	7.500%, due 11/15/30	1,905
903		7.500%, due 01/15/31	948
1,137		7.500%, due 01/15/31	1,193
836		7.500%, due 02/15/31	878
2,860	S	7.500%, due 02/15/31	3,001
22,830	S	7.500%, due 02/15/31	23,954
483		7.500%, due 02/15/31	507
946		7.500%, due 02/15/31	993
18,100	S	7.500%, due 03/15/31	18,991
15,819	S	7.500%, due 04/15/31	16,598
2,981	S	7.500%, due 09/15/31	3,128
592,113	S	7.500%, due 12/15/31	621,392
90,622	S	7.500%, due 01/15/32	95,114
18,919	S	7.500%, due 03/15/32	19,849
77,665	S	7.500%, due 03/15/32	81,514
1,831	S	7.500%, due 04/15/32	1,921
46,506	S	7.500%, due 05/15/32	48,792
4,555	S	7.500%, due 06/15/32	4,779
104,856	S	7.500%, due 06/15/32	110,011
52,256	S	7.500%, due 07/15/32	54,825

			PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

$50,073	S	7.500%, due 08/15/32	$52,534
696,998	S	7.500%, due 09/15/32	731,254
			7,514,137

		Total U.S. Government Agency Obligations
		(Cost $575,970,329)	567,333,996

U.S. TREASURY OBLIGATIONS: 16.9%

		U.S. Treasury Bond: 5.7%
61,843,000	L	4.500%, due 02/15/16	60,166,498
11,102,000	L	5.375%, due 02/15/31	11,690,062
14,954,000	S, L	6.000%, due 02/15/26	16,690,070
15,000,000	L	6.250%, due 08/15/23	17,016,810
			105,563,440

		U.S. Treasury Note: 10.7%
43,960,000	L	4.500%, due 02/15/09	43,592,538
107,344,000	L	4.500%, due 02/28/11	105,813,597
49,810,000	L	4.625%, due 02/29/08	49,625,205
			199,031,340

		U.S. Treasury STRIP: 0.5%
14,369,000	S	5.060%, due 05/15/16	8,718,606
			8,718,606

		Total U.S. Treasury Obligations
		(Cost $316,554,608)	313,313,386

ASSET-BACKED SECURITIES: 5.3%

		Automobile Asset Backed Securities: 1.1%
2,408,262	C	Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	2,397,457
330,000	C, S	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	328,791
1,168,000	C	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	1,161,426
5,858,000	C	Carmax Auto Owner Trust, 4.210%, due 01/15/10	5,771,600
888,000	C, S	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	870,389
1,851,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	1,798,139
3,226,202	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	3,186,077
4,773,000	C, S	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	4,704,253
291,000	C, S	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	288,926
			20,507,058

		Credit Card Asset Backed Securities: 1.1%
6,496,000	C, S	Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	6,432,040
8,800,000	C, S	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	8,816,652
374,000	C, S	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	380,995
4,124,000	C, S	MBNA Credit Card Master Note Trust, 4.900%, due 07/15/11	4,095,544
1,190,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	1,215,251
			20,940,482

		Home Equity Asset Backed Securities: 1.4%
3,421,570	C	Bayview Financial Acquisition Trust, 5.321%, due 09/28/43	3,426,208
730,919	C, S	GMAC Mortgage Corp. Loan Trust, 5.048%, due 12/25/20	731,536
10,569,000	C	GSAA Trust, 5.242%, due 06/25/34	10,350,606
883,248	C, S	Merrill Lynch Mortgage Investors, Inc., 5.178%, due 07/25/34	885,406
329,475	C, S	New Century Home Equity Loan Trust, 5.068%, due 08/25/34	329,752
2,833,890	C, S	QFA Royalties LLC, 7.300%, due 02/20/25	2,844,517
1,114,000	+, C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	1,093,749
1,977,000	+, C	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	1,950,212
1,380,000	+, C	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	1,379,965

		PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

$1,990,000	C	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	$1,944,216
500,000	C, S	Wells Fargo Home Equity Trust, 4.430%, due 11/25/25	486,954
			25,423,121

		Other Asset Backed Securities: 1.7%
637,933	C, S	Amortizing Residential Collateral Trust, 5.318%, due 05/25/32	638,768
1,527,999	C	Chase Funding Mortgage Loan, 5.118%, due 07/25/33	1,531,871
2,310,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	2,273,050
2,766,000	+, C, S	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	2,776,715
7,154,434	C	Lehman XS Trust, 5.098%, due 08/25/35	7,178,477
954,734	C	Long Beach Mortgage Loan Trust, 5.148%, due 01/25/36	957,843
3,846,000	C	Merrill Lynch Mortgage Investors, Inc., 5.018%, due 01/25/37	3,846,000
2,065,000	+, C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	2,065,000
1,695,000	C	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	1,670,184
464,776	C, S	Residential Asset Mortgage Products, Inc., 5.128%, due 06/25/33	465,600
7,790,567	+, C, S	Structured Asset Securities Corp., 6.000%, due 03/25/34	7,781,808
			31,185,316

		Total Asset-Backed Securities
		(Cost $99,342,195)	98,055,977

COLLATERALIZED MORTGAGE OBLIGATIONS: 25.6%

		Commercial Mortgage Backed Securities: 6.5%
3,941,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	3,773,022
7,612,000	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	7,409,899
2,735,000	C	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	2,667,200
4,710,000	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	4,636,044
4,140,000	C, S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	4,004,603
3,080,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	2,943,061
195,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	185,846
3,372,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	3,270,685
1,206,000	C	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	1,156,990
777,000	C, S	Capco America Securitization Corp., 6.260%, due 10/15/30	792,598
279,000	C, S	Capco America Securitization Corp., 6.460%, due 10/15/30	287,216
6,167,579	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	6,529,349
811,000	C, S	Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	776,423
3,281,440	C	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	3,137,757
745,000	C, S	CS First Boston Mortgage Securities Corp., 4.321%, due 01/15/37	709,593
2,318,000	C	CS First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	2,223,020
1,777,000	C	CS First Boston Mortgage Securities Corp., 5.183%, due 11/15/36	1,750,116
3,500,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	3,600,360
3,080,405	C	Ge Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	2,994,331
793,000	C, S	Ge Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	763,451
301,000	C, S	Ge Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	292,628
1,030,675	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	996,524
3,880,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,738,553
6,811,918	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	6,589,327
10,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	9,598
4,589,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	4,668,264
8,575,372	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	8,688,049
1,794,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	1,720,453
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	9,648
499,000	C, S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	481,457
567,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	542,501
176,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	172,599
2,406,000	C	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	2,351,309
5,220,000	C, S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	5,350,816
4,500,000	C	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	4,816,602
2,725,000	C	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	2,644,499
2,920,000	C	Morgan Stanley Capital I, 4.827%, due 06/12/47	2,825,665

		PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

$7,670,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	$7,499,737
6,959,470	C, S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	7,063,840
1,804,000	C	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,918,750
3,842,565	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	3,660,225
			119,652,608

		Diversified Financial Services: 0.4%
6,311,859	#, S	Astoria Depositor Corp., 7.902%, due 05/01/21	6,372,295
			6,372,295

		Whole Loan Collateral CMO: 18.5%
9,429,971	C, S	American Home Mortgage Investment Trust, 5.108%, due 11/25/45	9,451,337
7,779,726	C, S	American Home Mortgage Investment Trust, 5.258%, due 11/25/45	7,821,577
3,406,687	C	Banc of America Funding Corp., 5.176%, due 09/20/35	3,430,285
13,509,289	C, S	Banc of America Funding Corp., 5.279%, due 09/20/35	13,105,361
6,824,503	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	6,676,842
7,879,793	C, S	Banc of America Funding Corp., 6.197%, due 06/20/35	7,980,666
2,441,492	C, S	Banc of America Mortgage Securities, 5.250%, due 11/25/19	2,393,402
5,662,261	C, S	Banc of America Mortgage Securities, 5.500%, due 06/25/35	5,536,165
3,444,000	C	Bank of America Mortgage, 6.500%, due 03/25/36	3,492,905
2,402,911	C	Bear Stearns Alt-A Trust, 5.138%, due 07/25/34	2,407,128
11,469,081	C, S	Bear Stearns Asset Backed Securities, Inc., 5.148%, due 11/25/35	11,474,626
3,118,626	C	Citigroup Mortgage Loan Trust, Inc., 4.938%, due 02/25/35	3,121,383
15,158,059	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 10/25/35	15,098,251
1,613,961	C	Countrywide Alternative Loan Trust, 5.118%, due 02/25/35	1,615,633
14,698,373	C, S	Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	14,432,083
2,230,533	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,198,517
1,931,000	C	Countrywide Alternative Loan Trust, 6.000%, due 03/01/49	1,942,152
22,837,486	C, S	Countrywide Home Loan Mortgage Pass Through Trust, 4.878%, due 02/25/35	22,967,659
1,878,954	C	CS First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	1,833,650
16,077,865	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	15,762,756
4,055,998	C, S	GMAC Mortgage Corp. Loan Trust, 4.598%, due 10/19/33	3,923,246
9,696,072	C, S	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	9,583,961
1,805,238	#, C	GSMPS Mortgage Loan Trust, 5.168%, due 01/25/35	1,813,297
3,046,727	C	Harborview Mortgage Loan Trust, 5.126%, due 01/19/35	3,054,117
2,086,030	C, S	Homebanc Mortgage Trust, 5.248%, due 08/25/29	2,091,292
1,701,300	C	JP Morgan Alternative Loan Trust, 5.521%, due 01/25/36	1,691,520
13,072,550	C, S	Mastr Adjustable Rate Mortgages Trust, 5.365%, due 06/25/35	12,692,701
6,665,075	C, S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	6,562,154
769,046	C, S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	769,346
4,695,602	C, S	Mastr Seasoned Securities Trust, 5.218%, due 10/25/32	4,705,473
3,267,329	C, S	MLCC Mortgage Investors, Inc., 5.048%, due 04/25/29	3,270,745
1,469,449	C, S	MLCC Mortgage Investors, Inc., 5.138%, due 01/25/29	1,471,033
5,972,560	C, S	Residential Accredit Loans, Inc., 5.218%, due 04/25/35	5,999,506
8,649,514	C, S	Residential Accredit Loans, Inc., 5.318%, due 08/25/35	8,716,814
1,620,944	C	Residential Funding Mtg Sec I, 5.268%, due 05/25/33	1,628,058
1,763,622	C	Sequoia Mortgage Trust, 5.046%, due 01/20/35	1,766,174
2,375,349	C	Structured Adjustable Rate Mortgage Loan Trust, 5.128%, due 07/25/35	2,385,570
4,340,781	C, S	Structured Asset Mortgage Investments, Inc., 5.016%, due 04/19/35	4,346,762
17,134,731	C, S	Structured Asset Mortgage Investments, Inc., 5.781%, due 12/27/35	17,434,588
2,172,868	C	Structured Asset Securities Corp., 5.500%, due 07/25/33	2,107,004
7,067,078	C	Suntrust Alternative Loan Trust, 6.500%, due 12/25/35	7,114,483
3,915,657	C, S	Thornburg Mortgage Securities Trust, 5.168%, due 12/25/33	3,934,466
4,079,347	C, S	Thornburg Mortgage Securities Trust, 5.188%, due 09/25/34	4,099,709
16,297,888	C, S	Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36	16,190,733
5,044,860	C	Wamu Alternative Mortgage Pass-Through Certs, 6.500%, due 03/25/36	5,075,722
3,022,292	C	Washington Mutual, Inc., 5.045%, due 06/25/44	3,028,644
3,188,290	C	Washington Mutual, Inc., 5.068%, due 01/25/45	3,192,893
2,657,780	C	Washington Mutual, Inc., 5.128%, due 01/25/45	2,670,390
5,070,082	C	Washington Mutual, Inc., 5.218%, due 08/25/45	5,098,199
16,016,899	C, S	Washington Mutual, Inc., 5.627%, due 01/25/36	15,836,084

		PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

$4,631,794	C	Washington Mutual, Inc., 6.000%, due 06/25/34	$4,599,950
5,950,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	5,597,571
7,185,564	C	Wells Fargo Mortgage Backed Securities Trust, 5.000%, due 12/25/33	6,794,849
11,282,792	C, S	Wells Fargo Mortgage Backed Securities Trust, 5.388%, due 08/25/35	11,106,497
			343,095,929

		Whole Loan Collateral PAC: 0.1%
2,040,223	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	2,075,630
			2,075,630

		Whole Loan Collateral Support CMO: 0.1%
2,380,098	C	Banc of America Mortgage Securities, 5.500%, due 11/25/33	2,319,352
			2,319,352

		Total Collateralized Mortgage Obligations
		(Cost $481,480,200)	473,515,814

MUNICIPAL BONDS: 0.0%

		Municipal: 0.0%
615,000	C, S	City of New York NY, 5.000%, due 04/01/35	630,664
			630,664
		Total Municipal Bonds
		(Cost $629,272)	630,664

OTHER BONDS: 0.3%

		Foreign Government Bonds: 0.2%
2,412,000	@@, L	Mexico Government International Bond, 6.750%, due 09/27/34	2,496,420
840,678	@@	Republica Orient Uruguay, 10.500%, due 10/20/06	1,248,420
			3,744,840

		Multi-National: 0.1%
2,306,000	@@, S	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	2,196,857
			2,196,857

		Total Other Bonds
		(Cost $5,761,395)	5,941,697

Shares			Value

PREFERRED STOCK: 2.1%

		Banks:0.5%
844	C	DG Funding Trust	$8,954,313
			8,954,313

		Diversified Financial Services: 0.5%
280,000	C	Merrill Lynch & Co., Inc.	7,128,800
80,100	C	National Rural Utilities Cooperative Finance Corp.	1,885,554
			9,014,354

		Insurance: 0.8%
256,299	@@, C	Aegon NV	6,381,845
94,017	@@, C	Aegon NV	2,406,835
270,450	C	Metlife, Inc.	6,918,111
			15,706,791

			PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal
Amount				Value

			Real Estate Investment Trust: 0.3%
$204,478	C		Duke Realty Corp.	$5,275,532
				5,275,532

			Total Preferred Stock
			(Cost $38,976,629)	38,950,990
			Total Long-Term Investments
			(Cost $2,035,334,655)	2,005,719,962

Shares				Value

SHORT-TERM INVESTMENT: 23.7%

			Commercial Paper: 0.3%
2,000,000			Concord Minutemen Capital Co. LLC, 4.710%, due 04/11/06	$1,997,128
3,000,000			Volkswagen of America, 5.000%, due 04/03/06	2,998,750

			Total Commerical Paper
			(Cost $4,996,555)	4,995,878

			Repurchase Agreement: 2.2%
41,304,000		Goldman Sachs Repurchase Agreement dated 03/31/06, 4.790%, due 04/03/06, $41,320,487 to be received upon repurchase (Collateralized by $41,820,000 Federal Home Loan Mortgage Corporation, 4.375%, Market Value plus accrued interest $42,130,927, due 11/16/07)		41,304,000

			Total Repurchase Agreement
			(Cost $41,304,000)	41,304,000

			Securities Lending Collateralcc: 21.2%
391,527,188			The Bank of New York Institutional Cash Reserve Fund	391,527,188

			Total Securities Lending Collateral
			(Cost $391,527,188)	391,527,188

			Total Short-Term Investments
			(Cost $437,827,743)	437,827,066

			Total Investments in Securities
		(Cost $2,473,162,398)*	132.1%	$2,443,547,028
		Other Assets and Liabilities-Net	(32.1)	(593,355,523)
		Net Assets	100.0%	$1,850,191,505

	@@		Foreign Issuer
	STRIP		Separate Trading of Registered Interest and Principal of Securities
	+		Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C		Bond may be called prior to maturity date.
	cc		Securities purchased with cash collateral for securities loaned.
	W		When-issued or delayed delivery security.
	S		Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L		Loaned security, a portion or all of the security is on loan at March 31, 2006.
	*		Cost for federal income tax purposes is $2,475,955,788.

	PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,248,268
	Gross Unrealized Depreciation	(33,657,028)
	Net Unrealized Depreciation	$(32,408,760)

Information concerning open futures contracts for the ING VP Intermediate Bond Portfolio at March 31, 2006 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain(Loss)
90 Day Eurodollar Future	1,456	344,835,400	9/18/06	(505,149)
U.S. 10 Year Treasury Bond Future	330	35,108,908	6/21/06	(434,774)
U.S. 30 Year Treasury Bond Future	320	34,930,000	6/21/06	(1,199,100)
U.S. 5 Year Treasury Bond Future	107	11,174,813	6/30/06	(64,902)
				$(2,203,925)

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain(Loss)
EURO-Bond Future	1,456	(345,053,800)	3/19/07	649,927
U.S. 2 Year Treasury Note	209	(42,606,610)	6/30/06	70,798
				$720,725

Information concerning the Interest Rate Swap Agreement outstanding for the ING VP Intermediate Bond Portfolio at March 31, 2006 is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)

Receive a floating rate equal to 6-month LIBOR plus 2.255%
on $14,330,898 and pay a floating rate equal to 1.000% on
¥1,500,000,000. Upon termination of the contract receive
$14,330,898 and pay ¥1,500,000,000
Counterparty: UBS AG	3/01/2034	$14,330,898	$205,748

Information concerning the Credit Default Agreements outstanding for the ING VP Intermediate Bond Portfolio at March 31, 2006 is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation
Dow Jones CDX EM.5 Index
Receive $5,379,000 in the event of default and pay 1.350%
Counterparty: Morgan Stanley Capital Services, Inc.	6/20/2011	$5,379,000	$(44,327)

Dow Jones CDX EM.5 Index
Receive $80,933,000 in the event of default and pay 0.400%
Counterparty: UBS AG	6/20/2011	80,933,000	32,949

General Motors Acceptance Corp.
Receive $2,703,500 in the event of default and pay 4.000%
Counterparty: UBS AG	3/20/2011	2,703,500	(44,460)

General Motors Acceptance Corp.
Receive $2,703,500 in the event of default and pay 4.100%
Counterparty: UBS AG	3/20/2011	2,703,500	(55,373)

General Motors Acceptance Corp.
Receive $2,701,000 in the event of default and pay 4.750%
Counterparty: UBS AG	3/20/2011	2,701,000	(134,744)

Georgia Pacific
Receive $1,030,000 in the event of default and pay 3.550%
Counterparty: Citigroup, Inc.	12/20/2010	1,030,000	(58,485)

			$(304,440)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Intermediate Bond Portfolio

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2006